NOTES PAYABLE (Details Textual) (USD $)						1 Months Ended
	Oct. 08, 2012	Aug. 31, 2012	Aug. 13, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Dr Herschkowitz [Member]	Dec. 20, 2011 Dr Herschkowitz [Member]
Notes Payable Due Date						Jun. 20, 2012
Convertible Note Percentage						20.00%
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.				$ 100,000	$ 98,659		$ 225,000
Common Stock, Shares, Issued	98,603,584	1,166,667	67,316,108		32,074,000		1,546,667
Stock Transferred On Default Of Note						7,500,000